Accounts Receivable	12 Months Ended
Sep. 30, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021
Accounts receivable, gross	$6,303,689	$25,645,693
Less: allowance for doubtful accounts	(33,184)	(94,166)
Accounts receivable, net	$6,270,505	$25,551,527

The Company’s customers are, for the most part, end-brand customers or their system integrators and display panel manufacturers. The Company’s credit policy typically requires payment within 30 to 120 days, and payments on the vast majority of its sales have been collected within 60 days. The average accounts receivable turnover period was approximately 55 days and 38 days for the fiscal years ended September 30, 2022 and 2021, respectively.

Below is an aged analysis of accounts receivables as of September 30, 2022, respectively.

	As of September 30, 2022
	Accounts receivable, gross	Allowance for doubtful accounts	Accounts receivable, net
Within 90 days	$5,298,332	$-	$5,298,332
91-180 days	775,520	-	775,520
181-365 days	137,582	(6,879)	130,703
Greater than 1 year	92,255	(26,305)	65,950
Accounts receivable, net	$6,303,689	$(33,184)	$6,270,505

Changes of allowance for doubtful accounts for the fiscal years ended September 30, 2022 and 2021 are as follows:

	2022	2021
Beginning balance	$94,166	$—
Additional reserve through bad debt expense	-	94,166
Bad debt write-off	(60,982)	—
Ending balance	$33,184	$94,166

Bad debt expense for doubtful accounts receivables recorded by the Company for the fiscal years ended September 30, 2022 and 2021 were $0 and $94,166, respectively.